Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of information about key management personnel

	2021 € ‘000s	2020 € ‘000s
Short term employee benefits	5,848	5,301
Post-employment pension and medical benefits	35	75

	5,884	5,376